Cash generated from operations	12 Months Ended
Jun. 30, 2018
Cash generated from operations
Cash generated from operations

26 Cash generated from operations

	Notes	2018 £'000	2017 £'000	2016 £'000
Profit before tax		26,097	56,538	48,833
Adjustments for:
Depreciation	13, 14	10,755	10,228	10,079
Impairment (reversal)/charge	6	—	(4,753)	6,693
Amortization	15	138,380	124,434	88,009
(Profit)/loss on disposal of intangible assets		(18,119)	(10,926)	9,786
Net finance costs		18,038	24,277	20,017
(Profit)/loss on disposal of property, plant and equipment		(81)	43	126
Equity-settled share-based payments	22	2,915	2,187	1,795
Foreign exchange losses/(gains) on operating activities		994	2,646	(7,660)
Reclassified from hedging reserve		14,395	4,765	1,382
Changes in working capital:
Inventories		221	(711)	(926)
Trade and other receivables(1)		(72,027)	17,525	(31,741)
Trade and other payables and deferred revenue(1)		(1,964)	25,506	54,471

Cash generated from operations		119,604	251,759	200,864

(1)

These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:

	•	an increase in changes to trade and other receivables of £18,374,000 (2017: reduction of £3,224,000; 2016: reduction of £20,676,000); and
	•	an increase in changes to trade and other payables and deferred revenue of £74,088,000 (2017: reduction of £26,428,000; 2016: reduction of £26,838,000).